Atlas A&D Opportunity Fund III LP ABS-15G

Exhibit 99.10

Data Compare Summary

2026_ADMT-NQM4_Final

Run Date - 5/1/2026 12:00:00 PM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	Comments
AllBorrowerTotalIncome	23	808	2.85%	All Income was verified for each borrower
ApplicationDate	57	808	7.05%	All variances were verified by Mission using either the 1003 date or the credit report date
B1Citizen	1	808	0.12%	All variances were verified by Citizenship documents
B1FirstName	12	808	1.49%	All variances were spelling differences in the tape vs on the note.
B1LastName	35	808	4.33%	All variances were spelling differences in the tape vs on the note.
B2FirstName	1	174	0.57%	All variances were spelling differences in the tape vs on the note.
B2LastName	3	174	1.72%	All variances were spelling differences in the tape vs on the note.
ClosingSettlementDate	395	600	65.83%	In all cases Mission verified closing dates from the relevant closing documents.
DSCR	54	808	6.68%	In all cases Mission recalculated DSCR from relevant income and credit documents.
FirstPaymentDate	13	808	1.61%	In all cases Mission verified first payment date from the promissory note.
InitialMonthlyPIOrIOPayment	34	808	4.21%	In all cases Mission verified the monthly PI Payment from the promissory note.
InterestRate	1	808	0.12%	In all cases Mission verified the interest rate from the promissory note.
LoanAmount	0	808	0.00%	In all cases Mission verified the Loan Amount from the promissory note.
LoanProgram	33	808	4.08%	In each case, these appear to be changes in Loan program during underwriting. In all cases Mission verified programs from the Loan approval and final loan docs.
LoanPurpose	0	808	0.00%
MINNo	6	780	0.77%	In all cases Mission verified the MIN number present on the Deed of Trust.
MortgageOriginationChannel	0	808	0.00%
NoteDate	3	779	0.39%	All date variances were verified from the Promissory Note.
NumberofUnits	4	808	0.50%	In all cases Mission verified property units from the appraisal and other property related documents.
Occupancy	0	808	0.00%
PrimaryAppraisedPropertyValue	3	808	0.37%	Mission verified values used from the appraisal.
PropertyAddress	119	808	14.73%	All variances were various slight spelling differences in the tape vs on the deed of trust.
PropertyCity	3	808	0.37%	All variances were various slight spelling differences in the tape vs on the deed of trust.
PropertyCounty	44	808	5.45%	All variances were various slight spelling differences in the tape vs on the deed of trust.
PropertyState	0	808	0.00%
PropertyType	71	808	8.79%	All differences are enumerations are related to ASF enumerations. In each case mission verified the Property type from the appraisal.
PropertyZipCode	0	808	0.00%
QualifyingCLTV	46	808	5.69%	In all cases Mission verified values from appraisal documents and 2nd lien values from 2nd lien documents or credit reports.
RefinanceType	37	368	10.05%	All variations were verified from the 1003 documentation.
SalesPrice	0	440	0.00%
TotalDebtIncomeRatio	5	808	0.62%	In all cases Mission verified borrower income and all debts from the credit reports and recalculated DTI.
UnderwritingGuidelineLenderName	0	808	0.00%
UnderwritingGuidelineName	0	808	0.00%
UnderwritingGuidelineVersionDate	0	773	0.00%
VerifiedDocType	207	808	25.62%	Mission uses ASF defined doc types used for income qualification and the lender tape differs from these enumerations.
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